UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              File number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005 - June 30, 2006

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ITEM 1. PROXY VOTING RECORD
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a. SUNCOR ENERGY CORPORATION
b. Ticker: SU             c. CUSIP: 867229106
d.  Meeting Date: April 26, 2006
e.  Proposal                  f. Issuer/   g/h. Vote    i. With/
                                 Security       Cast       Against
                                 Holder                    Management
1. Election of 11 directors
        Mel E. Benson            Issuer         For        With
        Brian A. Canfield        Issuer         For        With
        Bryan P. Davies          Issuer         For        With
        Brian A. Felesky         Issuer         For        With
        John T. Ferguson         Issuer         For        With
        Douglas Ford             Issuer         For        With
        Richard L. George        Issuer         For        With
        John R. Huff             Issuer         For        With
        M. Ann McCaig            Issuer         For        With
        Michael W. O'Brien       Issuer         For        With
        JR Shaw                  Issuer         For        With
2. Re-appointment of
   PriceWaterhouseCoopers LLP
   as independent auditors.      Issuer         For        With

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a.  VALERO ENERGY CORPORATION
b.  Ticker: VLO                    c.  CUSIP: 91913Y100
d.  Meeting Date: April 27, 2006
e.  Proposal                       f. Issuer/   g/h. Vote   j.With/
                                      Security       Cast     Against
                                      Holder                  Management
1.  Election of four directors
            Jerry D. Choate           Issuer         For      With
            William R. Klesse         Issuer         For      With
            Donald L. Nickles         Issuer         For      With
            Susan Kaufman Purcell     Issuer         For      With
2. Ratification of KPMG LLP as
   auditors for 2006.                 Issuer         For      With

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Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAVILCO INCORPORATED
By /s/ Louis A. Thompson
President/Chief Executive Officer
Date: July 14, 2006